Annual Total Returns [BarChart] - Natixis Sustainable Future 2020 Fund - Class N	Jun. 01, 2021
Bar Chart Table:
Annual Return 2018	(3.09%)
Annual Return 2019	17.94%
Annual Return 2020	14.32%